OTHER BORROWINGS	12 Months Ended
Dec. 31, 2023
Other Borrowings
OTHER BORROWINGS

NOTE 9 – OTHER BORROWINGS

Other borrowings consist of the following:

Facility agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2023	2022
March 8, 2022	JS Alternatives JV Fund	Loan	15% p.a.	$448,250	$442,916
April 20, 2022	JS Alternatives JV Fund	Loan	15% p.a.	192,107	189,821
			Total:	$640,357	$632,737

Classifying as:
Current portion				$432,241	$-
Non-current portion				208,116	632,737
				$640,357	$632,737

The borrowings were primarily obtained for general working capital.

All the Company’s borrowings carried interest at a rate of 15% per annum and repayable by 4 equal consecutive instalments, commencing in June and September 2024. The Company did not comply with a financial covenant of the borrowings with an aggregate principal amount of $640,357 and a consent waiver of non-compliance with the financial covenant has been received by the Company on November 15, 2022. To the best knowledge of the Directors, the Company has been able to comply with all undertakings in connection with the Company’s borrowings.

Interest expenses on the borrowings totaled $140,505, $74,106 and $0 during the years ended December 31, 2023, 2022 and 2021.